Liability for put options with non-controlling interests - Summary of liability for put options with non-controlling interests (Details) - Mar. 31, 2022 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Liability For Put Options With Non-controlling Interests [Abstract]
Liability for put options with non-controlling interests, Non-current	₨ 8,636	$ 114
Liability for Put Options With Non-controlling Interests Current	₨ 910	$ 12